Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of notes payable
	June 30, 2022	December 31, 2021
	(Unaudited)
Principal amount	$1,063,920	$1,116,934
Less: current portion	(802,054)	(855,158)
Notes payable - long term portion	$261,866	$261,776

	June 30, 2022	December 31, 2021
	(Unaudited)
Principal amount – current portion	$802,054	$855,158
Less: unamortized debt discount	(13,682)	-
Notes payable, net	$788,372	$855,158

	June 30, 2022	December 31, 2021
	(Unaudited)
Principal amount	$-	$400,000
Less: unamortized debt discount	-	(61,075)
Secured notes payable, net	$-	$338,925

December 31, 2021

Principal amount	$1,116,934
Less: current portion	(855,158)
Notes payable - long term portion	$261,776

December 31, 2021

Principal amounts	$400,000
Less: unamortized debt discount	(61,075)
Secured notes payable, net	$338,925

Schedule of minimum principal payments under notes payable
Remainder for the year ended December 31, 2022	$799,120
Year ended December 31, 2023	15,492
Year ended December 31, 2024	15,492
Year ended December 31, 2025	15,492
Year ended December 31, 2026 and thereafter	218,324
Total principal payments	$1,063,920

Year ended December 31, 2022	$859,880
Year ended December 31, 2023	15,492
Year ended December 31, 2024	15,492
Year ended December 31, 2025	15,492
Year ended December 31, 2026 and thereafter	210,578
Total principal payments	$1,116,934